Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Current	$ 2,117,491	$ 1,849,551	$ 1,532,875
Deferred	(248,450)	(408,910)	(266,302)
Income tax	1,869,041	1,440,641	1,266,573
ISR [Member]
Disclosure of income taxes [line items]
Current	2,117,491	1,849,551	1,532,875
Deferred	(248,450)	(408,910)	(266,302)
Income tax	$ 1,869,041	$ 1,440,641	$ 1,266,573